Segment Information	12 Months Ended
Dec. 31, 2014
Segment Reporting, Measurement Disclosures [Abstract]
Segment Information
SEGMENT INFORMATION
The Company operates and reports its results in five separate business segments consisting of the Test & Measurement, Environmental, Life Sciences & Diagnostics, Dental and Industrial Technologies segments. In addition, the Company’s equity in earnings of the Apex joint venture is shown separately in the Company’s segment disclosures. Operating profit represents total revenues less operating expenses, excluding other expense, interest and income taxes. The identifiable assets by segment are those used in each segment’s operations. Inter-segment amounts are not significant and are eliminated to arrive at consolidated totals.
Detailed segment data for the years ended December 31 is as follows ($ in millions):

	2014	2013	2012
Sales:
Test & Measurement	$2,702.1	$2,582.4	$2,595.4
Environmental	3,547.3	3,316.9	3,063.5
Life Sciences & Diagnostics	7,185.7	6,856.4	6,485.1
Dental	2,193.1	2,094.9	2,022.9
Industrial Technologies	3,525.8	3,432.5	3,307.9
Total	$19,154.0	$18,283.1	$17,474.8

Operating profit:
Test & Measurement	$573.2	$515.1	$515.7
Environmental	705.2	696.5	652.5
Life Sciences & Diagnostics	1,105.9	1,009.8	861.1
Dental	304.4	304.9	293.1
Industrial Technologies	801.3	722.9	685.6
Equity method earnings related to Apex joint venture	—	—	69.9
Other	(143.4)	(128.7)	(98.3)
Total	$3,346.6	$3,120.5	$2,979.6

Identifiable assets:
Test & Measurement	$3,550.9	$3,561.6	$3,619.5
Environmental	3,824.9	3,584.5	3,146.6
Life Sciences & Diagnostics	13,743.9	13,614.7	13,305.2
Dental	6,224.3	4,095.1	4,079.9
Industrial Technologies	4,149.0	4,363.6	4,235.6
Other	3,615.2	3,519.3	2,667.9
Discontinued Operations	1,883.5	1,933.4	1,886.3
Total	$36,991.7	$34,672.2	$32,941.0

Depreciation and amortization:
Test & Measurement	$83.5	$90.7	$91.5
Environmental	85.7	62.7	48.9
Life Sciences & Diagnostics	539.0	517.3	478.2
Dental	85.0	83.3	92.4
Industrial Technologies	88.8	89.2	80.8
Other	7.5	7.4	7.2
Total	$889.5	$850.6	$799.0

	2014	2013	2012
Capital expenditures, gross:
Test & Measurement	$17.0	$25.4	$25.0
Environmental	76.1	46.5	29.5
Life Sciences & Diagnostics	391.1	386.7	296.8
Dental	24.4	30.7	30.2
Industrial Technologies	70.6	47.1	49.0
Other	1.4	1.7	15.3
Total	$580.6	$538.1	$445.8

Operations in Geographical Areas
Year Ended December 31

($ in millions)	2014	2013	2012
Sales:
United States	$8,091.2	$7,613.6	$7,353.7
China	1,727.5	1,612.7	1,424.7
Germany	1,182.9	1,161.5	1,085.8
All other (each country individually less than 5% of total sales)	8,152.4	7,895.3	7,610.6
Total	$19,154.0	$18,283.1	$17,474.8

Long-lived assets:
United States	$16,888.3	$15,673.7	$15,980.8
Germany	1,875.1	1,939.7	1,957.1
All other (each country individually less than 5% of total long-lived assets)	8,797.0	7,945.1	7,415.3
Total	$27,560.4	$25,558.5	$25,353.2

Sales by Major Product Group
Year Ended December 31

($ in millions)	2014	2013	2012
Analytical & physical instrumentation	$5,778.6	$5,443.6	$5,215.2
Medical & dental products	9,381.6	8,958.0	8,509.1
Motion & industrial automation controls	1,554.5	1,559.1	1,592.4
Product identification	1,611.2	1,551.5	1,410.3
All other	828.1	770.9	747.8
Total	$19,154.0	$18,283.1	$17,474.8